Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss
Loss on minimum pension liability, tax	$ 0	$ 0	$ 115
Gain on cash flow hedge, tax	$ 1,868	$ 4,504	$ 2,100